Debt (Canadian Credit Facilities) (Details)					6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended													6 Months Ended	12 Months Ended															1 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2012 Canadian Credit Facilities (Facility E) [Member] CAD	Jun. 30, 2011 Canadian Credit Facilities (Facility E) [Member] CAD	Dec. 31, 2012 Canadian Credit Facilities (Facility D) [Member] CAD	Jun. 30, 2011 Canadian Credit Facilities (Facility D) [Member] CAD	Jun. 30, 2013 Canadian Credit Facilities (Facility C) [Member] USD ($)	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] USD ($)	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] CAD	Jun. 30, 2011 Canadian Credit Facilities (Facility C) [Member] CAD	Jun. 30, 2013 Canadian Credit Facilities (Facility C) [Member] Scenario One [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] Scenario One [Member]	Jun. 30, 2013 Canadian Credit Facilities (Facility C) [Member] Scenario Two [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] Scenario Two [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] London Interbank Offered Rate L I B O R [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] London Interbank Offered Rate L I B O R [Member] Scenario One [Member]	Jun. 30, 2011 Canadian Credit Facilities (Facility C) [Member] London Interbank Offered Rate L I B O R [Member] Scenario One [Member]	Jun. 30, 2013 Canadian Credit Facilities (Facility C) [Member] London Interbank Offered Rate L I B O R [Member] Scenario Two [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] Prime Rate [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] Prime Rate [Member] Scenario One [Member]	Jun. 30, 2011 Canadian Credit Facilities (Facility C) [Member] Prime Rate [Member] Scenario One [Member]	Jun. 30, 2013 Canadian Credit Facilities (Facility C) [Member] Prime Rate [Member] Scenario Two [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] Base Rate [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] Base Rate [Member] Scenario One [Member]	Jun. 30, 2011 Canadian Credit Facilities (Facility C) [Member] Base Rate [Member] Scenario One [Member]	Jun. 30, 2013 Canadian Credit Facilities (Facility C) [Member] Base Rate [Member] Scenario Two [Member]	Jun. 30, 2013 Canadian Credit Facilities (Facility B) [Member] USD ($)	Dec. 31, 2012 Canadian Credit Facilities (Facility B) [Member] USD ($)	Dec. 31, 2012 Canadian Credit Facilities (Facility B) [Member] CAD	Jun. 30, 2011 Canadian Credit Facilities (Facility B) [Member] CAD	Jun. 30, 2013 Canadian Credit Facilities (Facility B) [Member] Prime Rate [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility B) [Member] Prime Rate [Member]	Jun. 30, 2013 Canadian Credit Facilities (Facility A) [Member] USD ($)	Dec. 31, 2012 Canadian Credit Facilities (Facility A) [Member] USD ($)	Dec. 31, 2012 Canadian Credit Facilities (Facility A) [Member] CAD	Jun. 30, 2011 Canadian Credit Facilities (Facility A) [Member] CAD	Jun. 30, 2013 Canadian Credit Facilities (Facility A) [Member] London Interbank Offered Rate L I B O R [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility A) [Member] London Interbank Offered Rate L I B O R [Member]	Jun. 30, 2013 Canadian Credit Facilities (Facility A) [Member] Prime Rate [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility A) [Member] Prime Rate [Member]	Jun. 30, 2013 Canadian Credit Facilities (Facility A) [Member] Base Rate [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility A) [Member] Base Rate [Member]	Jun. 30, 2011 Term Credit Facilities [Member] USD ($)	Jun. 30, 2011 Term Credit Facilities [Member] CAD	Dec. 31, 2012 Term Credit Facilities [Member] USD ($)	Dec. 31, 2012 Term Credit Facilities [Member] CAD	Jun. 30, 2013 Term Credit Facilities [Member] USD ($)	Jun. 30, 2013 Minimum [Member] Canadian Credit Facilities (Facility C) [Member]	Dec. 31, 2012 Minimum [Member] Canadian Credit Facilities (Facility C) [Member]
Line of Credit Facility [Line Items]
Maximum credit facilities amount borrowed	1,000,000	1,000,000	50,000	50,000			10,000,000	10,000,000																			2,000,000	2,000,000					10,000,000	10,000,000							$ 22,600,000	23,000,000	$ 23,100,000	23,000,000
Canadian facilities secured by a first-ranking lien																																										30,000,000		25,000,000
Minimum fixed charge coverage ratio (in ratio)																																									1.25	1.25	1.25	1.25
Maximum funded debt to EBITDA ratio (in ratio)																																									2.75	2.75	2.75	2.75
Debt to capitalization (in percent)																																									60	60	60	60
Earnings before income taxes depreciation and amortization benchmark ratio					2.00					2.00		2.00																																		2.00	2.00
Debt instrument amortization period					5 years	5 years	5 years																		5 years	5 years	5 years
Interest rate spread									2.00%		2.00%		2.25%	2.50%	2.50%	1.00%	1.00%	1.25%	1.25%	2.25%	1.00%	1.25%	1.25%	1.00%					1.00%	1.00%					2.00%	2.00%	0.50%	0.50%	0.50%	0.50%
Line of credit restriction amount to single entity																																									5,000,000		5,000,000
Line of credit restriction percentage distribution of previous year net income																																									50.00%	50.00%	50.00%	50.00%
Credit facilities amount outstanding					$ 8,000,000	$ 9,100,000																			$ 1,300,000	$ 1,500,000					$ 900,000	$ 200,000											$ 10,800,000		$ 10,200,000
Standby fee percentage									0.625%	0.625%	0.5625%	0.5625%
EBITDA benchmark ratio					2.00					2.00		2.00																																		2.00	2.00